Other liabilities	12 Months Ended
Dec. 31, 2025
Other Liabilities1 [Abstract]
Other liabilities
Following is a summary of other liabilities:

	December 31,
	2025	2024
Accruals and other accumulated expenses	26,901	31,806
Accounts payable	8,751	6,236
Unearned commissions	15,628	7,305
Others	83	84
Total	51,363	45,431